Accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [abstract]
Summary of Property, plant and equipment	Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

-	Computer equipment	3 years
-	Fixtures and fittings	4 years

Summary of Useful Lives of the Group's Intangible Assets	The useful lives of the Group’s intangible assets are:

-	Development costs	1-10 years
-	Customer relationships	11 months
-	Trade names	10 years
-	Physician network	10 years